UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2022

Item #1. Reports to Stockholders.

INDEX	Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Management Funds”)

SEMI-ANNUAL
REPORT

For the Period Ended March 31, 2022

Curasset Capital Management

Curasset Capital Management
Core Bond Fund*

Curasset Capital Management
Limited Term Income Fund*

*Commencement of Operations December 1, 2021

Curasset Capital Management Funds

Important Disclosure Statement

The prospectuses of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”) contain important information about the Funds’ investment objectives, potential risks, management fees, 12b-1 fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Curasset Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

SEMI-ANNUAL REPORT

		Principal	Fair Value
95.36%	DEBT SECURITIES

29.47%	CORPORATE BONDS
0.27%	Communication Services:
	Sprint Corp 06/15/2024 7.125%	450,000	$482,647

4.76%	Consumer Discretionary:
	AutoNation Inc 03/01/2032 3.850%	1,000,000	968,056
	AutoNation Inc 08/01/2031 2.400%	1,000,000	870,628
	Brunswick Corp 08/01/2027 7.125%	1,314,000	1,474,969
	Ford Motor Company 10/01/2028 6.625%	450,000	492,368
	General Motors Financial 01/12/2032 3.100%	1,000,000	898,815
	General Motors Financial 01/8/2031 2.350%	250,000	216,320
	Hasbro Inc 07/15/2028 6.600%	700,000	795,231
	Las Vegas Sands Corp 08/08/2029 3.900%	500,000	458,501
	Lowe’s Cos Inc 04/01/2052 4.250%	500,000	517,167
	MDC Holdings Inc 01/15/2030 3.850%	1,000,000	972,143
	Nissan Motor Co Ltd 09/17/2030 4.810%	1,000,000	991,355
			8,655,553
1.01%	Consumer Staples:
	Constellation Brands 05/01/2030 2.875%	1,000,000	937,991
	Smithfield Foods 10/15/2030 3.000%	1,000,000	907,290
			1,845,281
4.35%	Energy:
	Alliant Energy Finance 03/01/2032 3.600%	1,000,000	972,573
	APA Corp 7.750% 12/15/2029	133,000	156,380
	Energy Transfer LP 01/15/2024 5.875%	900,000	937,629
	Marathon Petroleum Corp 09/15/2024 3.625%	540,000	543,961
	Occidental Petroleum 09/01/2025 5.875%	1,215,000	1,290,567

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsMarch 31, 2022 (unaudited)

		Principal	Fair Value
	ONEOK Inc 09/01/2029 3.400%	1,000,000	$961,663
	Phillips 66 Partners LP 03/01/28 3.750%	440,000	441,469
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	245,220
	Targa Resources Partners 03/01/2030 5.500%	500,000	519,270
	Valero Energy 12/01/2031 2.800%	1,000,000	922,951
	Williams Companies 01/15/2025 3.900%	900,000	912,681
			7,904,364
7.06%	Financial:
	Ally Financial 11/01/2031 8.000%	1,000,000	1,254,329
	American Express Co 06/16/2149 Var%	500,000	455,650
	ASB Bank Limited 10/22/2031 2.375%	2,000,000	1,808,200
	Banco Santander SA 03/24/2028 Var%	200,000	201,014
	Banco Santander SA 12/3/2030 2.749%	250,000	220,024
	Bank of America 06/16/2164 Var%	625,000	587,375
	Barclays PLC 05/16/2029 4.972%	250,000	261,523
	Blackstone Private Credit 12/15/2026 2.625%	250,000	224,991
	Charles Schwab Corp 06/19/2164 Var%	500,000	498,150
	Citigroup Inc 03/31/2031 4.412%	250,000	259,539
	Credit Swiss Group 06/5/2026 2.193%	750,000	704,311
	Factset Research Group 03/01/27 Corp 2.900%	250,000	242,933
	Fidelity National Financial 08/15/2028 4.500%	1,000,000	1,026,360
	Goldman Sachs Group 11/10/26 Var%	500,000	468,875
	Lloyds Banking Group 03/18/2026 Var%	450,000	447,795
	Macquarie Group 06/21/2028 4.098%	2,000,000	1,991,808
	MSCI Inc 09/01/30 3.625% 144A	100,000	93,739
	NatWest Group 05/18/2029 Var%	500,000	519,737
	Owl Rock Capital Corp 06/11/2028 2.875%	250,000	218,045
	SLM Corp 10/29/2025 4.200%	90,000	89,281
	Societe Generale 03/28/2024 3.875%	500,000	500,875

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
	Societe Generale 11/24/2025 4.750%	250,000	$252,121
	Truist Financial Corp 03/01/2030 Var%	500,000	507,000
			12,833,675
0.15%	Health Care:
	AMN Healtcare Services 10/01/2027 4.625%	90,000	87,508
	ICON Plc 07/15/2026 2.875%	90,000	85,640
	Teva Pharmaceutical 05/09/2027 4.750%	100,000	95,995
			269,143
7.03%	Industrial:
	Aircastle Ltd 05/01/2024 4.125%	900,000	898,516
	Avalon Holdings Corp 11/18/2027 2.528%	1,000,000	883,353
	Boeing Co 02/04/2023 1.167%	700,000	694,436
	Boeing Co 02/15/2040 5.875%	1,000,000	1,112,205
	Can-Pack S.A. 11/15/2029 3.875%	500,000	437,705
	FedEx Corp 10/17/2048 4.950%	1,000,000	1,110,662
	Flour Corp 09/15/2028 4.250%	360,000	354,024
	Flowserve Corp 01/15/2032 2.800%	1,000,000	884,458
	Fortune Brands Home & Security 03/25/52 4.500%	500,000	489,356
	Hubbell Inc 08/15/2027 3.150%	2,000,000	1,980,580
	Korn Ferry 12/15/2027 4.625%	500,000	487,685
	Owens Corning 06/01/2030 3.875%	1,000,000	1,009,813
	Quanta Services 10/01/30 2.900%	1,000,000	925,215
	Ryder System Inc 09/01/2025 3.350%	1,000,000	1,000,131
	Timken Co 12/15/2028 4.500%	500,000	513,017
			12,781,156
1.13%	Information Technology:
	Ciena Corp 01/31/30 4.000% 144A	100,000	96,250
	Corning Inc 03/15/2037 4.700%	200,000	211,987
	Hughes Satellite Systems 08/01/2026 5.250%	500,000	508,750
	Micron Technology 02/15/2027 4.185%	250,000	256,544
	Qorvo Inc 12/15/2024 1.750%	500,000	476,935

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
	Western Digital Corp 02/15/2026 4.750%	500,000	$507,830
			2,058,296
0.58%	Materials:
	WestRock Corp 02/15/2031 7.950%	750,000	961,271
	Domtar Corp 10/01/28 6.750%	100,000	100,211
			1,061,482
1.29%	Real Estate:
	Crown Castle International Corp 03/15/2027 2.900%	250,000	241,691
	EPR Properties 04/15/2028 4.950%	360,000	360,151
	Office Properties Income Trust 02/01/2027 2.400%	250,000	222,366
	Toll Bros Finance 03/15/2027 4.875%	1,000,000	1,033,173
	Weyerhaeuser Co 03/09/2033 3.375%	500,000	486,965
			2,344,346
1.84%	Utilities:
	Edison Intl 03/15/2023 2.950%	900,000	898,472
	Eversource Energy 03/01/2032 3.375%	1,000,000	978,182
	Exelon Corp 03/15/2032 3.350%	1,000,000	974,379
	Sempra Energy 06/19/2164 Var%	500,000	502,500
			3,353,533

29.47%	TOTAL CORPORATE BONDS		53,589,476
	(Cost: $54,362,518)

21.60%	ASSET BACKED BONDS
	American Credit Acceptance 11/15/2027 1.340%	1,000,000	950,436
	American Credit Acceptance 12/14/2026 1.310%	900,000	890,051
	Avis Budget Rental Car 09/20/2023 3.070%	1,800,000	1,805,395
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	232,837
	Carvana Auto Receivables Trust 10/15/2024 2.710%	1,800,000	1,802,336

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Principal	Fair Value
Carvana Auto Receivables Trust 12/11/2028 2.310%	450,000	$447,642
Carvana Auto Receivables Trust 12/11/2028 4.130%	450,000	445,593
Carvana Auto Receivables Trust 03/10/2028 2.900%	100,000	94,186
Coinstar Funding, LLC 04/25/2047 5.216%	428,625	426,487
Commercial Mortgage Pass Through 09/15/2033 Var%	55,000	52,935
Credit Acceptance Corp 05/15/2030 1.000%	2,600,000	2,509,026
DT Auto Owner Trust 05/15/2024 2.160%	247,533	247,625
DT Auto Owner Trust 06/15/2026 1.470%	848,250	832,961
DT Auto Owner Trust 11/15/2024 3.870%	1,543,888	1,553,486
DT Auto Owner Trust 11/17/2025 2.550%	900,000	888,325
Exeter Auto Receivables 01/15/2025 2.490%	1,032,062	1,032,783
Exeter Auto Receivables 01/15/2026 0.690%	2,300,000	2,244,112
Exeter Auto Receivables 03/17/2025 3.710%	900,000	905,285
Exeter Auto Receivables 05/15/2025 3.280%	2,250,000	2,259,396
Exeter Auto Receivables 07/17/2023 3.680%	283,926	284,826
Exeter Auto Receivables 09/16/2024 4.350%	686,496	693,212
Federal Home Loan Mortgage Corp. 01/25/2049 3.500%	500,000	498,984
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	2,846,903	143,307
Federal Home Loan Mortgage Corp. 01/25/2042 3.400%	100,000	90,745
Federal Home Loan Mortgage Corp. 01/25/2042 Var%	100,000	93,482

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Principal	Fair Value
Federal National Mortgage Assoc. 12/25/2025 1.949%	250,000	$238,417
First Investors Auto 01/15/2027 2.030%	1,946,740	1,929,638
First Investors Auto 06/15/2029 5.410%	500,000	487,219
Gls Auto Receivables 02/18/2025 3.540%	450,000	453,970
Gls Auto Receivables 04/15/2024 4.170%	607,378	611,412
Gls Auto Receivables 05/15/2025 2.960%	675,000	677,483
Gls Auto Receivables 07/15/2027 4.310%	725,000	724,738
HUD 03/16/2043 Var%	27,928	27,868
JP Morgan Commercial Mortgage 05/15/2048 3.342%	481,996	475,727
Provident Funding Mortgage 4/25/2051 2.500%	914,636	843,012
Santander Consumer 04/17/28 2.560%	500,000	488,925
Santander Drive Auto 01/15/2026 1.010%	2,250,000	2,224,465
Santander Drive Auto 10/15/2025, 0.330%	2,000,000	1,965,710
Santander Retail Auto Lease 11/20/2024 2.520%	250,000	248,835
Santander Retail Auto Lease 11/20/2025 1.410%	500,000	470,862
SCF Equipment Leasing 04/20/2026 2.470%	1,000,000	998,777
SCF Equipment Leasing 08/21/2028 0.830%	595,000	581,160
SCF Equipment Leasing 11/20/2031 3.790%	500,000	485,987
Sequoia Mortgage Trust 04/25/50 3.000%	314,418	313,792
Sofi Consumer Loan 01/25/2029 2.020%	27,726	27,740
Spruce Hill Mortgage Trust 01/28/2050 2.521%	436,705	434,714
United Auto Credit 11/10/2028 5.000%	250,000	239,308

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
	Upstart Securization Trust 04/22/2030 2.322%	30,678	$30,683
	Verizon Owner Trust 12/20/2023 2.330%	248,306	248,947
	Verus Securitization Trust 11/25/2059 3.129%	612,345	612,878
	Westlake Automobile 01/15/2026 2.760%	1,840,000	1,832,377
	WinWater Mortgage Trust 01/20/2046 Var%	174,641	172,346

21.60%	TOTAL ASSET BACKED BONDS		39,272,443
	(Cost: $39,716,015)

44.29%	TREASURY NOTES
	US Treasury 12/31/2026 1.125%	9,500,000	8,975,647
	US Treasury 02/15/2042 2.375%	15,000,000	14,467,965
	US Treasury 11/15/2031 1.375%	3,800,000	3,486,500
	US Treasury 11/30/2028 1.500%	26,500,000	24,961,755
	US Treasury 08/18/2022 0.000%	22,000,000	21,928,368
	US Treasury 02/15/2032 1.875%	7,000,000	6,722,191

44.29%	TOTAL TREASURY NOTES		80,542,426
	(Cost: $82,914,309)

95.36%	TOTAL DEBT SECURITIES		173,404,345
	(Cost: $176,992,842)
		Shares
5.91%	MONEY MARKET FUNDS
	Federated Government Obligation Institutional Shares, 0.14%*	10,744,610	10,744,610
	(Cost: $10,744,610)

101.27%	TOTAL INVESTMENTS		184,148,955
	(Cost: $187,737,452)
-1.27%	Other assets, net of liabilities		(2,305,340)
100.00%	NET ASSETS		$181,843,615

*Effective 7 day yield as of March 31, 2022

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
88.89%	DEBT SECURITIES

18.41%	CORPORATE BONDS
0.25%	Communication Services:
	Sprint Corp 06/15/2024 7.125%	550,000	$589,902

2.00%	Consumer Discretionary:
	Abercrombie & Fitch 07/15/2025 8.750%	550,000	580,938
	Brunswick Corp 08/01/2027 7.125%	1,606,000	1,802,740
	Ford Motor 10/01/2028 6.625%	550,000	601,782
	Ford Motor 11/1/2022, 3.350%	250,000	250,575
	Hasbro Inc 07/15/2028 6.600%	798,000	906,564
	PACCAR Financial Corp 04/07/2025 2.850%	500,000	499,870
			4,642,469

0.35%	Consumer Staples:
	Church & Dwight Co 10/01/2022 2.875%	816,000	820,246

2.61%	Energy:
	Enbridge Inc 02/16/24 Var%	500,000	499,876
	Energy Transfer LP 01/15/2024 5.875%	1,100,000	1,145,991
	Marathon Petroleum Corp 09/15/2024 3.625%	659,000	663,834
	Occidental Petroleum 09/01/2025 5.875%	1,485,000	1,577,360
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	541,803
	Targa Resources Partners 03/01/2030 5.500%	500,000	519,270
	Williams Companies 01/15/2025 3.900%	1,100,000	1,115,500
			6,063,634

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsMarch 31, 2022 (unaudited)

		Principal	Fair Value
5.75%	Financial:
	Ally Financial 11/20/2025 5.750%	250,000	$262,901
	Bank of America 06/19/2164 Var%	125,000	117,475
	Banque Federative 10/04/2026 1.604%	2,000,000	1,840,238
	Barclays PLC 05/07/2026 2.852%	250,000	242,818
	Blackstone Private Credit 01/15/2025 2.700%	250,000	238,744
	Blackstone Private Credit 09/15/2024 1.750%	115,000	108,040
	Credit Agricole SA 01/26/2027 Var%	2,000,000	1,819,550
	Credit Suisse Group 06/5/2026 2.193%	1,250,000	1,173,853
	First Republic Bank 6/06/2022 2.500%	420,000	420,542
	ING Groep NV 03/29/2027 3.950%	2,000,000	2,024,702
	Lloyds Banking Group 03/18/2026 Var%	550,000	547,304
	Macquarie Group 06/21/2028 4.098%	2,000,000	1,991,808
	Markel Corp 03/30/2023 3.625%	1,155,000	1,168,459
	NatWest Group Inc 12/19/2023 6.000%	500,000	521,400
	SLM Corp 10/29/2025 4.200%	110,000	109,121
	Societe Generale 03/28/2024 3.875%	500,000	500,874
	Societe Generale 11/24/2025 4.750%	250,000	252,121
	Wells Fargo & Co 08/15/2023 4.125%	20,000	20,445
			13,360,395

0.13%	Health Care:
	AMN Healthcare Services 10/01/2027 4.625%	110,000	106,954
	ICON plc 07/15/2026 2.875%	110,000	104,672
	Teva Pharmaceutical 05/09/2027 4.750%	100,000	95,995
			307,621

4.09%	Industrial:
	Aircastle Ltd 05/01/2024 4.125%	1,100,000	1,098,186
	Avalon Holdings Corp 5/15/2024 5.250%	1,000,000	1,020,910

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
	Boeing Co 02/04/2023 1.167%	780,000	$773,801
	Can-Pack S.A. 11/01/25 3.125%	500,000	458,750
	Flour Corp 09/15/2028 4.250%	440,000	432,696
	Hubbell Inc 08/15/2027 3.150%	3,179,000	3,148,132
	Jeld-Wen Inc 05/15/2025 6.250%	550,000	566,703
	Korn Ferry 12/15/2027 4.625%	500,000	487,685
	Ryder System Inc 09/01/2025 3.350%	1,000,000	1,000,131
	Timken Co 12/15/2028 4.500%	500,000	513,017
			9,500,011

0.77%	Information Technology:
	Hughes Statellite Systems 08/01/2026 5.250%	500,000	508,750
	Micron Technology 02/15/2027 4.185%	250,000	256,544
	Qorvo Inc 12/15/2024 1.750%	550,000	524,629
	Western Digital Corp 02/15/2026 4.750%	500,000	507,830
			1,797,753

0.89%	Materials:
	Ball Corp 03/15/2026 4.875%	500,000	517,770
	Domtar Corp 10/01/2028 6.750%	100,000	100,211
	Reliance Steel & Aluminum 08/15/2025 1.300%	1,000,000	934,653
	Sealed Air Corp 12/01/2024 5.125%	500,000	519,032
			2,071,666

0.64%	Real Estate:
	EPR Properties 04/15/2028 4.950%	220,000	220,092
	Office Properties Income Trust 02/02/2027 2.340%	250,000	222,366
	Toll Bros. Finance 03/15/2027 4.875%	1,000,000	1,033,173
			1,475,631

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
0.93%	Utilites:
	Edison Intl 03/15/2023 2.950%	1,100,000	$1,098,132
	National Fuel Gas Co 03/01/2023 3.750%	1,050,000	1,056,765
			2,154,897

18.41%	TOTAL CORPORATE BONDS		42,784,225
	(Cost: $43,308,084)

23.07%	ASSET BACKED BONDS
	American Credit Acceptance 11/15/2027 1.340%	1,000,000	950,436
	American Credit Acceptance 12/14/2026 1.310%	1,100,000	1,087,841
	Angel Oak Mortgage Trust 01/25/2066 0.909%	101,801	98,496
	Avis Budget Rental Car 09/20/2023 3.070%	2,200,000	2,206,593
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	232,837
	Carvana Auto Receivables Trust 10/15/2024 2.710%	2,200,000	2,202,856
	Carvana Auto Receivables Trust 12/11/2028 2.310%	550,000	547,119
	Carvana Auto Receivables Trust 12/11/2028 3.870%	100,000	94,186
	Carvana Auto Receivables Trust 12/11/2028 4.130%	550,000	544,613
	Citigroup Mortgage Loan 08/25/2050 2.500%	95,765	91,543
	CoinStar Funding, LLC 04/25/2047 5.216%	523,875	521,262
	Commercial Mortgage Pass Through 09/15/2033 Var%	65,000	62,559
	CPS Auto Trust 09/15/25 6.070%	500,000	510,830
	Credit Acceptance Corp 05/15/2030 1.000%	2,948,000	2,844,849
	DT Auto Owner Trust 01/18/2028 2.380%	250,000	236,882

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Principal	Fair Value
DT Auto Owner Trust 05/15/2024 2.160%	297,039	$297,149
DT Auto Owner Trust 06/15/2026 1.470%	1,036,750	1,018,064
DT Auto Owner Trust 07/15/2025 2.730%	1,046,637	1,048,306
DT Auto Owner Trust 11/15/2024 3.870%	1,886,974	1,898,706
DT Auto Owner Trust 11/17/2025 2.550%	1,100,000	1,085,731
Exeter Auto Receivables 01/15/2025 2.490%	1,261,410	1,262,290
Exeter Auto Receivables 01/15/2026 0.690%	2,700,000	2,634,393
Exeter Auto Receivables 03/15/2024 4.040%	873,819	880,502
Exeter Auto Receivables 03/17/2025 3.710%	1,100,000	1,106,459
Exeter Auto Receivables 05/15/2025 3.280%	2,750,000	2,761,484
Exeter Auto Receivables 07/17/2023 3.680%	344,497	345,589
Exeter Auto Receivables 09/16/2024 4.350%	839,051	847,259
Federal Home Loan Mortgage Corp. 01/25/2049 3.500%	500,000	498,984
Federal Home Loan Mortgage Corp. 05/15/2027, 3.000%	3,125,992	157,356
Federal National Mortgage Assoc. 05/25/2035 Var%	62,528	64,056
Federal National Mortgage Assoc. 12/26/2041 Var%	250,000	238,416
First Investors Auto 01/15/2027 2.030%	1,946,740	1,929,638
First Investors Auto 06/15/2029 5.410%	500,000	487,218
Flagship Credit Auto Trust 08/15/2024 2.480%	1,061,528	1,063,307
Foursight Capital Auto Receivables 08/15/2025 2.410%	1,750,000	1,742,907
GLS Auto Receivables 02/18/2025 3.540%	550,000	554,852

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Principal	Fair Value
GLS Auto Receivables 03/15/2024 3.200%	1,340,157	$1,342,122
GLS Auto Receivables 04/15/2024 4.170%	742,351	747,281
GLS Auto Receivables 05/15/2025 2.960%	825,000	828,034
GLS Auto Receivables 07/15/2027 4.310%	725,000	724,738
HUD 03/16/2043 Var%	32,035	31,967
JP Morgan Commercial Mortgage 05/15/2048 3.342%	589,107	581,444
JP Morgan Mortgage Trust 05/25/2050 3.500%	64,683	64,560
JP Morgan Mortgage Trust 05/25/2051 Var%	330,689	330,511
Morgan Stanley Bank of America 02/16/2046 2.655%	21,611	21,521
Morgan Stanley Capital 08/05/2022 3.201%	160,000	159,543
Pagaya AI Debt Selection Trust 01/25/2029, 3.000%	76,164	74,464
Provident Funding Mortgage 04/25/2051 2.500%	914,636	843,012
Santander Drive Auto 01/15/2026 1.010%	2,750,000	2,718,790
Santander Drive Auto 04/17/2028 2.560%	500,000	488,925
Santander Drive Auto 10/15/2025, 0.330%	2,000,000	1,965,710
Santander Retail Auto Lease 11/20/2024 2.520%	250,000	248,835
Santander Retail Auto Lease 11/20/2025 1.410%	665,000	626,247
SCF Equipment Leasing 04/20/2026 2.470%	1,000,000	998,777
SCF Equipment Leasing 07/20/2032 5.260%	500,000	474,443
SCF Equipment Leasing 08/21/2028 0.830%	595,000	581,160

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Principal	Fair Value
	Sequoia Mortgage Trust 04/25/50 3.000%	314,418	$313,792
	Skopos Auto Receivables Trust 09/16/2024 3.630%	1,037,478	1,041,874
	Sofi Consumer Loan 01/25/2029 2.020%	33,888	33,905
	Spruce Hill Mortgage Trust 01/28/2050 2.521%	533,751	531,317
	United Auto Credit 11/10/2028 5.000%	250,000	239,307
	Upstart Securization Trust 04/22/2030 2.322%	37,495	37,502
	Verizon Owner Trust 12/20/2023 2.330%	303,485	304,269
	Verus Securitization Trust 11/25/59 3.129%	748,422	749,074
	Westlake Automobile 01/15/2026 2.760%	2,160,000	2,151,051
	WinWater Mortgage Trust 01/20/2046 Var%	205,013	202,320

23.07%	TOTAL ASSET BACKED BONDS		53,612,063
	(Cost: $54,108,927)

47.41%	TREASURY NOTES
	US Treasury 01/31/27 1.500%	5,000,000	4,778,125
	US Treasury 05/12/2022(1)	15,000,000	14,996,730
	US Treasury 08/11/2022(1)	20,000,000	19,939,140
	US Treasury 02/28/2027 1.875%	20,000,000	19,464,060
	US Treasury 05/19/2022(1)	10,000,000	9,996,680
	US Treasury 08/18/2022(1)	25,000,000	24,918,600
	US Treasury 11/15/2024 0.750%	10,000,000	9,558,200
	US Treasury 11/30/2023 0.500%	6,700,000	6,512,346

47.41%	TOTAL TREASURY NOTES		110,163,881
	(Cost: $111,375,590)

88.89%	TOTAL DEBT SECURITIES		206,560,169
	(Cost: $208,792,601)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Shares	Fair Value
12.17%	MONEY MARKET FUNDS
	Federated Government Obligation Institutional Shares, 0.14%*	28,250,479	$28,250,479
	(Cost: $28,250,479)

101.06%	TOTAL INVESTMENTS		234,810,648
	(Cost: $237,043,080)
-1.06%	Liabilities in excess of other assets		(2,464,603)
100.00%	NET ASSETS		$232,346,045

(1)Zero-coupon bond

*Effective 7 day yield as of March 31, 2022

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Statement of Assets and LiabilitiesMarch 31, 2022 (unaudited)

	Core Bond Fund Founders Class	Limited Term Income Fund Founders Class
ASSETS
Investments at fair value* (Note 1)	$184,148,955	$234,810,648
Receivable for capital stock sold	563,275	1,352,970
Interest receivable	734,252	467,422
Prepaid expenses	10,861	12,968
TOTAL ASSETS	185,457,343	236,644,008

LIABILITIES
Payable for capital stock redeemed	25,242	34,614
Payable for securities purchased	3,536,180	4,176,328
Accrued advisory fees	31,642	71,108
Accrued accounting, administration and transfer agent fees	8,886	4,941
Other accrued expenses	11,778	10,972
TOTAL LIABILITIES	3,613,728	4,297,963
NET ASSETS	$181,843,615	$232,346,045

Net Assets Consist of:
Paid-in capital	$188,477,755	$236,132,977
Distributable earnings (accumulated loss)	(6,634,140)	(3,786,932)
Net Assets	$181,843,615	$232,346,045

NET ASSET VALUE PER SHARE
Net Assets	$181,843,615	$232,346,045
Shares Outstanding	19,070,064	23,757,826
Net Asset Value and Offering Price Per Share	$9.54	$9.78

* Identified cost of:	$187,737,452	$237,043,080

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Operations

	Core Bond Fund Founders Class	Limited Term Income Fund Founders Class
	December 1, 2021* through March 31, 2022 (unaudited)	December 1, 2021* through March 31, 2022 (unaudited)
INVESTMENT INCOME
Interest	$565,318	$405,821
Total investment income	565,318	405,821

EXPENSES
Advisory fees (Note 2)	138,218	196,855
Recordkeeping and administrative services (Note 2)	22,221	20,896
Accounting fees (Note 2)	13,068	13,763
Custody fees	3,376	3,415
Transfer agent fees (Note 2)	6,538	6,692
Professional fees	6,907	6,331
Filing and registration fees	13,387	12,994
Trustee fees	2,721	2,964
Compliance fees	2,984	3,105
Shareholder reports	7,858	8,666
Insurance	1,289	1,262
Other	7,993	6,845
Total expenses	226,560	283,788
Management fee waivers (Note 2)	(22,487)	(11,411)
Net expenses	204,073	272,377
Net investment income (loss)	361,245	133,444

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(3,059,955)	(1,568,100)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,588,496)	(2,232,432)
Net realized and unrealized gain (loss) on investments	(6,648,451)	(3,800,532)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,287,206)	$(3,667,088)

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes In Net Assets

	Core Bond Fund Founders Class	Limited Term Income Fund Founders Class
	December 1, 2021* through March 31, 2022 (unaudited)	December 1, 2021* through March 31, 2022 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$361,245	$133,444
Net realized gain (loss) on investments	(3,059,955)	(1,568,100)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,588,496)	(2,232,432)
Increase (decrease) in net assets from operations	(6,287,206)	(3,667,088)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(346,934)	(119,844)
Decrease in net assets from distributions	(346,934)	(119,844)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	191,189,270	239,522,340
Distributions reinvested	165,096	55,931
Shares redeemed	(2,876,611)	(3,445,294)
Increase (decrease) in net assets from capital stock transactions	188,477,755	236,132,977

NET ASSETS
Increase (decrease) during period	181,843,615	232,346,045
Beginning of period	—	—
End of period	$181,843,615	$232,346,045

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

December 1, 2021* through March 31, 2022 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.03
Net realized and unrealized gain (loss) on investments	(0.47)
Total from investment activities	(0.44)
Distributions
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$9.54

Total Return**	(4.42%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	0.59%
Expenses, net of waiver (Note 2)	0.53%
Net investment income (loss)	0.94%
Portfolio turnover rate****	93.22%
Net assets, end of period (000’s)	$181,844

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations.

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets have been annualized.

****Portfolio turnover rate is for the period indicated and has not been annualized.

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
FOUNDERS CLASS

Financial HighlightsSelected Per Share Data Throughout The Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
FOUNDERS CLASS

Financial HighlightsSelected Per Share Data Throughout The Period

December 1, 2021* through March 31, 2022 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	(0.22)
Total from investment activities	(0.21)
Distributions
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$9.78

Total Return**	(2.15%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.63%
Expenses, net of waiver (Note 2)	0.61%
Net investment income (loss)	0.30%
Portfolio turnover rate****	133.19%
Net assets, end of period (000’s)	$232,346

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations.

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets have been annualized.

****Portfolio turnover rate is for the period indicated and has not been annualized.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsMarch 31, 2022 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of March 31, 2022, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Debt Securities	$—	$173,404,345	$—	$173,404,345
Money Market Funds	10,744,610	—	—	10,744,610
	$10,744,610	$173,404,345	$—	$184,148,955

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Term Income Fund
Debt Securities	$—	$206,560,169	$—	$206,560,169
Money Market Funds	28,250,479	—	—	28,250,479
	$28,250,479	$206,560,169	$—	$234,810,648

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the year ended March 31, 2022. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended March 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended March 31, 2022, there were no such reclassifications.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements between the Trust and Curasset Capital Management, LLC (the “Advisor”), the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the average daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the period ended March 31, 2022 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$138,218	$22,487
Limited Term Income Fund	196,855	11,411

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until September 30, 2023 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

ordinary course of the Funds’ business) from exceeding 0.36% for the Core Bond Fund’s average daily net assets and 0.44% for the Limited Term Income Fund’s average daily net assets. Prior to February 14, 2022, these expense limits were 0.75% and 0.85%, respectively. The Trust and the Advisor may terminate this limitation expense agreement prior to September 30, 2023 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2022, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	Total
Core Bond Fund	$22,487	$22,487
Limited Term Income Fund	11,411	11,411

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to its distributor. The fee paid to the distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were paid by the Funds under the 12b-1 Plan or shareholder services plan during the period ended March 31, 2022.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the period ended March 31, 2022, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$20.934	$6,458	$12,699
Limited Term Income Fund	19,578	6,605	13,655

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Ms. Bloom receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended March 31, 2022 were as follows:

Fund	Purchases	Sales
Core Bond Fund	$300,461,925	$120,407,029
Limited Term Income Fund	334,133,329	123,767,226

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the period ended March 31, 2022 were as follows:

	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$346,934	$119,844

As of March 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$14,311	$13,600
Accumulated net realized gain (loss)	(3,059,955)	(1,568,100)
Net unrealized appreciation (depreciation) on investments	(3,588,496)	(2,232,432)
	$(6,634,140)	$(3,786,932)

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

As of March 31, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$187,737,452	$268,169	$(3,856,665)	$(3,588,496)
Limited Term Income Fund	237,043,080	26,784	(2,259,216)	(2,232,432)

NOTE 5 –	TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions for the period ended March 31, 2022 were:

	Core Bond Fund Founders Class	Limited Term Income Fund Founders Class
Shares sold	19,348,735	24,101,222
Shares reinvested	17,360	5,725
Shares redeemed	(296,031)	(349,121)
Net increase (decrease)	19,070,064	23,757,826

NOTE 6 –	RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 8 –	SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on August 24, 2021, the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of a proposed Investment Advisory (the “Curasset Advisory Agreement”) between the Trust and Curasset Capital Management, LLC (“Curasset”), with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (collectively, the “Curasset Funds”). The Board discussed the arrangements between Curasset and the Trust with respect to the Curasset Funds. The Board reflected on its discussions regarding the proposed investment advisory agreement (the “Curasset Advisory Agreement”) and the manner in which the Curasset Funds were to be managed with representatives of Curasset. The Trustees considered a memorandum from counsel to the Trust (“Trust Counsel”) addressing the duties of Trustees regarding the approval of the proposed Curasset Advisory Agreement, a letter from Trust Counsel to Curasset and Curasset’s responses to that letter, financial information for Curasset, a copy of Curasset’s Form ADV, and fee comparison analyses for the Curasset Funds and comparable mutual funds.

In deciding whether to approve the Curasset Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Curasset.

In this regard, the Board considered the responsibilities of Curasset under the Curasset Advisory Agreement. The Board reviewed the services to be provided by Curasset to the Curasset Funds including, without limitation, the process for

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; the coordination of services for the Funds among the service providers, and the efforts of Curasset to promote the Funds and grow assets. The Board considered: Curasset’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. After reviewing the foregoing and further information from Curasset, the Board concluded that the quality, extent, and nature of the services to be provided by Curasset was satisfactory and adequate for the Curasset Funds.

2.Investment Performance of the Curasset Funds and Curasset.

The Board noted that the Curasset Funds had not yet commenced operations in the Trust and that Curasset was a newly formed investment adviser with the Curasset Funds as its only clients. The Trustees considered the past performance of the Curasset Funds’ portfolio managers’ management of strategies substantially similar to those of the Curasset Funds.

3.The costs of services to be provided and profits to be realized by Curasset from the relationship with the Curasset Funds.

In this regard, the Board considered: the financial condition of Curasset as a startup investment adviser and the level of commitment to the Curasset Funds by Curasset and its principals; the projected profitability of the Curasset Funds; and the proposed expenses of the Curasset Funds, including the nature and frequency of advisory fee payments. The Board compared the proposed fees and expenses of the Curasset Funds (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. With respect to the Curasset Capital Management Core Bond Fund, the Board noted that Curasset has contractually agreed to limit the Fund’s annual operating expenses to 0.75% of average daily net assets for at least the Fund’s first year of operations. The Trustees considered that this expense ratio was higher than the median net expense ratio of the peer group of funds selected by Broadridge from Morningstar’s Intermediate Core Bond category and of the custom category overall but within the range of expense ratios presented. The Trustees also considered the advisory fee of the Curasset Capital Management Core Bond Fund was in line with both the peer group and category medians. With respect to the Curasset Capital Management Limited Term Income Fund, the Board noted that Curasset has contractually agreed to limit the Fund’s annual operating expenses to 0.85% of average daily net assets for at least the Fund’s first year of operations. The Trustees considered that this

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

expense ratio was higher than the median net expense ratio of the peer group of funds selected by Broadridge from Morningstar’s Short-Term Bond category and of the custom category overall but within the range of expense ratios in the custom category. The Trustees also considered the advisory fee of the Curasset Capital Management Limited Term Income Fund was higher than both the peer group and category medians but with the range of the advisory fees presented. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by Curasset. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the projected profitability and fees to be paid to Curasset were fair and reasonable.

4.The extent to which economies of scale would be realized as the Curasset Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Curasset Funds’ fee arrangements with Curasset. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that Curasset had entered into an expense limitation arrangement pursuant to which it essentially agreed to cap the expenses of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund at 0.75% and 0.85%, respectively, of that Fund’s average daily net assets, excluding certain expenses. Following further discussion of the Curasset Funds’ projected asset levels and expectations for growth, the Board determined that the Funds’ fee arrangements with Curasset were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Curasset.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Curasset Funds; the basis of decisions to buy or sell securities for the Funds; the method for bunching of portfolio securities transactions; the substance and administration of Curasset’s Code of Ethics and other relevant policies described in Curasset’s Form ADV. The Board considered that Curasset indicated that managing registered funds could help increase awareness of Curasset and, though it does not currently have any separately managed accounts under management, it may be interested in offering such products in the future. Following further consideration and discussion, the Board indicated that

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Curasset’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Curasset from managing the Curasset Funds were satisfactory.

After further discussion and careful review by the Board, the Board determined that the compensation payable under the Curasset Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Curasset Advisory Agreement was approved for an initial two-year term.

SEMI-ANNUAL REPORT

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A share, deferred sales charges on certain redemptions made within 18 months of purchase of Class A shares and redemption fees on certain redemptions made within 60 days of purchase of Class A shares and Investor Class shares, and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 1, 2021 and held for the period ended March 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

SEMI-ANNUAL REPORT

	Beginning Account Value*	Ending Account Value 3/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended** 3/31/22
Core Bond Fund
Actual	$1,000.00	$985.47	0.53%	$1.73
Hypothetical***	$1,000.00	$1,022.29	0.53%	$2.67
Limited Term Income Fund
Actual	$1,000.00	$992.93	0.61%	$2.00
Hypothetical***	$1,000.00	$1,021.89	0.61%	$3.07

*Beginning account value date for the Core Bond Fund and the Limited Term Income Fund is the date of commencement of operations, December 1, 2021. Beginning account value date for the Hypothetical Example is the six months period beginning October 1, 2021.

**Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (120 days for the Core Bond Fund and the Limited Term Income Fund, 182 days for the Hypothetical Example) divided by 365 days in the current year.

***5% return before expenses

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited) - continued

SEMI-ANNUAL REPORT

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Privacy Notice

Investment Advisor:

Curasset Capital Management, LLC
50 Park Place, Suite 1004
Newark, New Jersey 07102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2022

* Print the name and title of each signing officer under his or her signature.